REVENUE (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2025 CNY (¥)
Revenue from Contract with Customer [Abstract]
Revenues	$ 35,924	¥ 255,740	¥ 9,736,028
Revenue remaining performance obligations	$ 2,535,244		¥ 21,538,052	¥ 62,846,023	¥ 18,048,402